MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Associates description	Companies are classified as associates if the Group has significant influence, but not control, over the operating and financial management policy decisions. Normally significant influence is presumed when the Group holds in excess of 20%, but no more than 50%, of the voting rights. Even if less than 20% of the voting rights are held, the Group could still have significant influence through its participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power.
Description of risk adjustment for non-financial risk	The equivalent percentile to the non-financial risk adjustment is 58% for the Life and Pension portfolios. In the Non-Life portfolio, the LRC used a 58% confidence level, in the LIC, the equivalent of a 75% confidence level is used and Dental, the equivalent of a 56% confidence level.
Description on insurance contracts
Provision for income tax rate	15.00%
Additional income tax rate	10.00%
Social contribution financial tax rate	15.00%
Social contribution insurance tax rate	9.00%